INTANGIBLE ASSETS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)
Changes in intangible assets
Purchased software, net, beginning of year		¥ 10,321
Less: amortization	$ (663)	(4,298)	¥ (2,202)	¥ (1,892)
Purchased software, net, end of year	1,682	10,898	10,321
Estimated annual amortization expense for each of the five succeeding fiscal years
2016	476				¥ 3,084
2017	476				3,084
2018	277				1,793
2019	182				1,177
2020	118				¥ 766
Purchased software
Changes in intangible assets
Purchased software, net, beginning of year	1,593	10,321	5,563
Addition	1,083	7,016	6,202
Disposal			(275)
Less: amortization	(502)	(3,254)	(1,169)
Reclassified to assets held for sale (Note 10)	(492)	(3,185)
Purchased software, net, end of year	$ 1,682	¥ 10,898	¥ 10,321	¥ 5,563